Stockholders' Equity - Ordinary Shares and F shares (Details)	12 Months Ended
Dec. 31, 2025 item Vote $ / shares shares
Ordinary shares
Stockholders' equity
Number of votes per share | Vote	1
Percentage of voting power	50.01%
Dividends per share | $ / shares	$ 0.20
Distributions per share | $ / shares	$ 0.20
Issuance of new ordinary shares | shares	5
F shares
Stockholders' equity
Percentage of voting power	49.99%
Percentage of voting power of shares present in person or represented by proxy	50.00%
Dividends per share, number of times greater than ordinary shares | item	5
Distribution per share, number of times greater than ordinary shares | item	5
Percentage of voting rights	50.00%
Issuance of new ordinary shares | shares	1